Intangible Lease Liabilities, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Intangible Lease Liabilities, Net [Abstract]
Intangible Lease Liabilities, Net
Intangible Lease Liabilities, Net
Intangible lease liabilities, net, consisted of the following as of March 31, 2019 and December 31, 2018 (amounts in thousands, except weighted average life amounts):

	March 31, 2019	December 31, 2018
Below-market leases, net of accumulated amortization of $8,824 and $7,592, respectively (with a weighted average remaining life of 17.4 years and 17.6 years, respectively)	$56,374	$57,606

Amortization of the below-market leases was $1,232,000 and $1,221,000 for the three months ended March 31, 2019 and 2018, respectively. Amortization of below-market leases is recorded as an adjustment to rental revenue in the accompanying condensed consolidated statements of comprehensive income.

Intangible Lease Liabilities, Net
Intangible lease liabilities, net, consisted of the following as of December 31, 2018 and 2017 (amounts in thousands, except weighted average life amounts):

	December 31, 2018	December 31, 2017
Below-market leases, net of accumulated amortization of $7,592 and $2,760, respectively (with a weighted average remaining life of 17.6 years and 18.7 years, respectively)	$57,606	$61,294
	$57,606	$61,294

Amortization of below-market leases for the years ended December 31, 2018, 2017 and 2016 was $4,832,000, $2,126,000 and $536,000, respectively. Amortization of below-market leases is recorded as an adjustment to rental and parking revenue in the accompanying consolidated statements of comprehensive income.
Estimated amortization of the below-market leases as of December 31, 2018, for each of the next five years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
2019	$4,927
2020	4,871
2021	4,843
2022	3,752
2023	3,091
Thereafter	36,122
$57,606